AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 95.7%
New York – 85.7%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,633,050
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,679,278
Build NYC Resource Corp. (City University of New York (The)) Series 2014A 5.00%, 06/01/2030-06/01/2034	2,980	3,465,563
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,475,639
5.50%, 11/01/2044	1,625	1,709,273
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) 5.00%, 06/01/2052(a)	500	525,055
City of New York NY Series 2016A 5.00%, 08/01/2037	5,000	5,973,200
Series 2016B 5.00%, 12/01/2034	2,000	2,427,100
Series 2016C 5.00%, 08/01/2032	5,000	5,967,600
Series 2020A 5.00%, 08/01/2025(b)	5,000	6,033,650
County of Nassau NY Series 2016A 5.00%, 01/01/2034-01/01/2038	5,345	6,284,893
Series 2016C 5.00%, 04/01/2034-04/01/2036	10,420	12,320,425
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2046	4,980	5,643,983
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010A 5.00%, 04/20/2027	2,550	2,564,943
Hempstead Town Local Development Corp. (Hofstra University) Series 2011 5.00%, 07/01/2028	650	669,695
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034-07/01/2039	2,945	3,188,867
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 02/15/2042	5,000	5,936,500
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024(c)	1,000	948,700

	Principal Amount (000)	U.S. $ Value
Long Island Power Authority Series 2012B 5.00%, 09/01/2027	$2,500	$2,703,875
Series 2014A 5.00%, 09/01/2035	1,000	1,151,910
Series 2016B 5.00%, 09/01/2030-09/01/2033	9,515	11,616,513
Series 2019A 3.00%, 09/01/2036	5,000	5,381,700
Series 2019B 1.65%, 09/01/2049	3,445	3,551,829
Metropolitan Transportation Authority Series 2012 5.00%, 11/15/2020	2,295	2,308,495
Series 2012F 5.00%, 11/15/2027	7,070	7,362,910
Series 2014B 5.00%, 11/15/2044	12,000	12,562,680
Series 2017C 5.00%, 11/15/2033	5,000	5,555,800
Series 2020A 4.00%, 02/01/2022	15,000	15,265,200
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/2034-11/15/2035	15,740	18,585,706
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,346,236
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2040	2,150	2,235,979
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 01/01/2032	1,590	1,341,928
Series 2014C 2.00%, 01/01/2049(d) (e)	572	57,249
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 07/01/2031-07/01/2037	6,195	6,554,736
New York City Municipal Water Finance Authority Series 2013BB 5.00%, 06/15/2046	5,000	5,577,800
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015S 5.00%, 07/15/2035	5,160	6,110,730
Series 2018S 5.00%, 07/15/2043	7,000	8,518,370
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I

	Principal Amount (000)	U.S. $ Value
5.00%, 05/01/2032-05/01/2033	$12,495	$13,884,690
5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,609
Series 2016F 5.00%, 02/01/2032	10,000	12,110,000
New York City Trust for Cultural Resources (American Museum of Natural History (The)) Series 2014A 5.00%, 07/01/2033	4,080	4,784,330
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) 4.00%, 12/01/2033-12/01/2035	5,000	5,878,510
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011 5.00%, 07/01/2031	9,675	9,790,519
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034-11/15/2035	15,220	16,881,707
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/2031	2,225	2,331,377
New York Liberty Development Corp. (One Bryant Park LLC) 2.625%, 09/15/2069	7,780	7,870,637
2.80%, 09/15/2069	5,780	5,551,228
New York State Dormitory Authority (Barnard College) Series 2015A 4.00%, 07/01/2032	1,300	1,440,270
New York State Dormitory Authority (Catholic Health System Obligated Group) 5.00%, 07/01/2035	1,310	1,586,816
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 07/01/2031-07/01/2033	6,000	6,954,870
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2035	5,465	6,515,297
Series 2020 4.00%, 09/01/2037-09/01/2039	2,145	2,370,133
New York State Dormitory Authority (New School (The)) Series 2016A 5.00%, 07/01/2035-07/01/2036	5,815	6,665,983
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018E 5.00%, 03/15/2048	5,000	6,131,150
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015A 5.00%, 05/01/2033	5,000	5,712,850
New York State Dormitory Authority (NYU Langone Hospitals)

	Principal Amount (000)	U.S. $ Value
Series 2014 5.00%, 07/01/2031	$1,000	$1,129,730
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032-12/01/2037(a)	4,000	4,636,400
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/2021	520	521,680
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,188,480
New York State Dormitory Authority (Rochester Institute of Technology) 5.00%, 07/01/2049	4,770	5,911,032
Series 2020A 5.00%, 07/01/2036-07/01/2040	2,380	3,014,615
New York State Dormitory Authority (Rockefeller University(The)) Series 2020A 5.00%, 07/01/2053	2,235	2,867,729
New York State Dormitory Authority (St. John’s University) Series 2015A 5.00%, 07/01/2033-07/01/2034	2,000	2,248,260
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015E 5.00%, 03/15/2034	4,000	4,753,920
Series 2017B 5.00%, 02/15/2033	12,095	14,975,303
New York State Dormitory Authority (Teachers College) Series 2012 5.00%, 07/01/2034	2,535	2,712,197
Series 2012A 5.00%, 07/01/2031	1,200	1,288,884
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2014 2.875%, 12/01/2044(a)	3,125	3,068,719
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 01/01/2031-01/01/2032	15,000	17,496,750
Series 2016A 5.00%, 01/01/2032	5,000	5,899,650
5.25%, 01/01/2056	2,940	3,379,001
Series 2019B 4.00%, 01/01/2037	1,575	1,847,948
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A 5.00%, 03/15/2028	5,000	5,008,700

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	$4,535	$4,519,717
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2036	16,245	17,577,686
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 4.00%, 07/01/2032-07/01/2033	4,250	4,415,830
5.00%, 07/01/2034-07/01/2046	8,505	9,175,934
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	5,000	5,165,450
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 03/01/2024	3,000	3,495,390
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,100	2,102,898
Port Authority of New York & New Jersey Series 2013178 5.00%, 12/01/2031	5,000	5,597,900
Series 2014 5.00%, 09/01/2031	5,000	5,732,100
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/2022	4,320	4,377,931
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	3,088,930
Suffolk County Economic Development Corp. Series 2011 5.00%, 07/01/2028 (Pre-refunded/ETM)	875	909,011
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	5,115	5,274,332
Series 2014C 5.00%, 07/01/2031	2,500	2,807,450
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) 5.00%, 12/01/2040(b)	1,500	1,610,430
Series 2010 5.875%, 12/01/2030	2,340	2,371,730
Syracuse Industrial Development Agency (Carousel Center Co. LP) 5.00%, 01/01/2030-01/01/2036	3,150	2,715,665
Series 2016A 5.00%, 01/01/2033-01/01/2035	3,460	3,005,649

	Principal Amount (000)	U.S. $ Value
Triborough Bridge & Tunnel Authority Series 2013C 5.00%, 11/15/2032	$5,000	$5,536,950
Series 2017B 5.00%, 11/15/2036	3,000	3,643,020
Series 2018 5.00%, 11/15/2043	5,000	6,091,050
Series 2020A 5.00%, 11/15/2054	3,000	3,772,440
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2035-09/01/2039	9,200	11,200,726
Series 2010A 5.00%, 09/01/2030	3,000	3,000,000
TSASC, Inc./NY 5.00%, 06/01/2045	3,350	3,469,964
Series 2017A 5.00%, 06/01/2041	10,850	12,229,686
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,420,737
5.25%, 09/15/2042-09/15/2053	875	799,081
Westchester County Healthcare Corp./NY Series 2010B 6.00%, 11/01/2030 (Pre-refunded/ETM)	870	877,987
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010B 6.00%, 11/01/2030	130	131,084
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,855,350
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042-06/01/2047	2,000	2,113,520
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	6,825	7,201,876
Westchester Tobacco Asset Securitization Corp. Series 2016B 5.00%, 06/01/2041	1,000	1,154,630

		535,094,168

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	1,270	1,409,738

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	$935	$1,177,174
Series 2015A 6.625%, 09/01/2035	280	325,296

		1,502,470

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	2,385	2,451,494

Colorado – 0.2%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	780	939,229

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	35,238
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 05/01/2032	570	474,873

		510,111

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	1,020	1,230,323

Guam – 2.5%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,275	1,439,794
Series 2017 5.00%, 07/01/2034-07/01/2040	2,475	2,889,255
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	4,430	5,123,001
Territory of Guam 5.00%, 11/15/2031	135	141,863
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.25%, 01/01/2036	5,690	5,865,650

		15,459,563

Illinois – 0.8%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	1,710	1,955,522
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2037-09/01/2041	215	217,597
5.00%, 09/01/2036-09/01/2038	215	236,619

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	$2,520	$2,831,976

		5,241,714

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	800	751,976

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	105	126,435

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	200	237,436

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) 3.50%, 06/01/2039(a)	650	600,905
Series 2019B 3.70%, 06/01/2039(a)	200	185,874

		786,779

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	245	256,953

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	250	210,575

Ohio – 1.1%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	4,950	5,436,535
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,500	1,511,250

		6,947,785

Puerto Rico – 1.9%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	710	774,163
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	645	693,852
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	1,630	1,769,432

	Principal Amount (000)	U.S. $ Value
AGM Series 2007C 5.25%, 07/01/2036	$100	$108,340
NATL Series 2005L 5.25%, 07/01/2035	120	122,393
NATL Series 2007N 5.25%, 07/01/2032	135	138,556
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/2020	1,795	1,804,747
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,715	1,770,738
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 04/01/2032	1,000	986,520
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	340	356,527
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	654	518,465
Series 2019A 4.329%, 07/01/2040	675	707,069
4.55%, 07/01/2040	73	77,561
5.00%, 07/01/2058	2,055	2,188,986

		12,017,349

Tennessee – 0.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	820	784,117
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	195	219,706
5.00%, 08/01/2044-08/01/2049	1,710	2,054,965

		3,058,788

Texas – 1.1%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,538,197
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	100	101,422

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	$1,000	$975,070
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	2,700	2,712,960
7.50%, 06/30/2032	1,225	1,231,750

		6,559,399

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	245	295,014
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2044-01/01/2055(a) 510		512,493

		807,507

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	1,685	1,818,159
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	100	103,033

		1,921,192

Total Long-Term Municipal Bonds (cost $576,635,370)		597,520,984

Short-Term Municipal Notes – 1.4%
Texas – 1.4%
State of Texas 4.00%, 08/26/2021(b) (cost $8,554,167)	8,250	8,557,808

Total Municipal Obligations (cost $585,189,537)		606,078,792

	Shares

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(f) (g) (h) (cost $21,013,071)	21,013,071	21,013,071

U.S. $ Value

Total Investments – 100.4% (cost $606,202,608)(i)	$627,091,863
Other assets less liabilities – (0.4)%	(2,539,021)

Net Assets – 100.0%	$624,552,842

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	$785,850	$—	$785,850
USD	4,225	01/15/2030	1.587%	CPI#	Maturity	129,427	—	129,427
USD	4,225	01/15/2030	1.572%	CPI#	Maturity	136,419	—	136,419
USD	1,765	01/15/2030	1.714%	CPI#	Maturity	29,180	—	29,180
USD	1,765	01/15/2030	1.731%	CPI#	Maturity	25,828	—	25,828
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	1,118,452	—	1,118,452

						$2,225,156	$—	$2,225,156

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amoun (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	34,300	06/17/2021	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$566,117	$—	$566,117
USD	20,110	08/09/2022	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	509,630	—	509,630
USD	2,372	02/05/2025	3 Month LIBOR	1.361%	Quarterly/Semi-Annual	113,574	—	113,574
USD	5,328	02/06/2025	3 Month LIBOR	1.419%	Quarterly/Semi-Annual	268,905	—	268,905
USD	4,860	01/15/2030	3 Month LIBOR	0.647%	Quarterly/Semi-Annual	(9,838)	—	(9,838)

						$1,448,388	$—	$1,448,388

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	18,359	09/20/2020	2.263%	CPI#	Maturity	$(354,493)	$—	$(354,493)
Barclays Bank PLC	USD	16,956	10/15/2020	2.208%	CPI#	Maturity	(278,481)	—	(278,481)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	9,401	10/15/2020	2.210%	CPI#	Maturity	$(154,880)	$—	$(154,880)
Citibank, NA	USD	12,330	10/17/2020	2.220%	CPI#	Maturity	(204,981)	—	(204,981)

							$(992,835)	$—	$(992,835)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.120%	SIFMA*	Quarterly	$(522,962)	$—	$(522,962)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	(527,693)	—	(527,693)

							$(1,050,655)	$—	$(1,050,655)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $22,411,693 or 3.6% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of August 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024	11/13/2014	$1,000,887	$948,700	0.15%

(d)	Non-income producing security.
(e)	Defaulted.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,326,814 and gross unrealized depreciation of investments was $(6,807,505), resulting in net unrealized appreciation of $22,519,309.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$597,520,984	$—	$597,520,984
Short-Term Municipal Notes	—	8,557,808	—	8,557,808
Short-Term Investments	21,013,071	—	—	21,013,071
Total Investments in Securities	21,013,071	606,078,792	—	627,091,863
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,225,156	—	2,225,156
Centrally Cleared Interest Rate Swaps	—	1,458,226	—	1,458,226
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(9,838)	—	(9,838)
Inflation (CPI) Swaps	—	(992,835)	—	(992,835)
Interest Rate Swaps	—	(1,050,655)	—	(1,050,655)

Total	$21,013,071	$607,708,846	$—	$628,721,917

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,975	$36,876	$24,838	$21,013	$2